REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Revenues [Abstract]
Disclosure of detailed information about revenues [Table Text Block]
	Year Ended December 31,
	2023		2022
Gross revenue from payable metals:
Silver	$243,682	42%	$237,107	38%
Gold	332,703	58%	389,743	62%
Gross revenue	576,385	100%	626,850	100%
Less: smelting and refining costs	(2,584)		(2,629)
Revenues	$573,801		$624,221